Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (11,698)	$ (21,058)	$ (3,235)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	11,016	10,876	10,518
Amortization of deferred dry-docking costs	844	634	870
Amortization of deferred finance charges	1,140	1,173	518
Amortization of convertible note beneficial conversion feature	3,713	4,339	2,127
Stock based compensation	1,310	1,295	730
Amortization of deferred finance charges - related party	3,745	7	13
Gain on debt refinancing	0	0	(11,392)
Impairment loss	0	7,267	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	845	(511)	(843)
Inventories	1,427	(492)	(748)
Prepaid expenses	307	(424)	401
Other current assets	(212)	(534)	52
Deferred voyage expenses	311	(707)	0
Deferred charges, non-current	(2,297)	(32)	(144)
Other non-current assets	0	2	(26)
Trade accounts and other payables	1,679	5,499	2,345
Accrued liabilities	(5,502)	(760)	1,705
Deferred revenue	3,406	(851)	(109)
Deferred revenue, non-current	3,074	0	0
Net cash provided by operating activities	13,108	5,723	2,782
Cash flows from investing activities:
Vessels acquisitions and improvements	(12,349)	(30,921)	(32,992)
Net proceeds from sale of vessels	0	22,652	0
Other fixed assets, net	0	(558)	0
Net cash used in investing activities	(12,349)	(8,827)	(32,992)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	13,225	0	2,637
Proceeds from long term debt	6,422	67,130	34,500
Proceeds from convertible notes	0	0	9,000
Proceeds from related party debt	5,000	2,000	16,200
Payments of financing and stock issuance costs	(698)	(1,153)	(561)
Repayments of long term debt	(17,598)	(68,468)	(36,435)
Net cash provided by / (used in) financing activities	6,351	(491)	25,341
Net increase / (decrease) in cash and cash equivalents and restricted cash	7,110	(3,595)	(4,869)
Cash and cash equivalents and restricted cash at beginning of period	7,444	11,039	15,908
Cash and cash equivalents and restricted cash at end of period	14,554	7,444	11,039
Cash paid during the period for:
Interest	14,144	18,504	14,661
Deposits	0	4,075	0
Noncash financing activities:
Shares issued to settle unpaid interest in connection with financing - related party (Note 4)	2,115	0	0
Shares issued in lieu of interest payments in connection with financing - related party (Note 4)	3,846	0	0
Shares issued to settle deferred finance cost in connection with financing - related party	239	0	0
Unpaid interest waived - related party (Note 4)	96	0	0
Related party debt drawdown (Note 4)	2,000	0	0
Related party debt refinanced (Note 4)	(2,000)	0	0
Shares issued in connection with financing	0	1,541	0
Conversion of related party debt into convertible note	$ 0	$ 0	$ (4,750)